Share Based Compensation (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 06, 2016 shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Share Based Compensation [Line Items]
Contractual term		1 year 10 months 24 days	2 years 10 months 24 days	3 years 10 months 24 days
Unrecognized share-based compensation expense		¥ 4			$ 1
Equity Option [Member]
Share Based Compensation [Line Items]
Contractual term	10 years
Share Option Plan (the “2016 Plan”) [Member]
Share Based Compensation [Line Items]
Aggregate number of shares (in Shares)	130,666,669
Contractual term	6 years
Share Option Plan (the “2016 Plan”) [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Vested period	2 years
Share Option Plan (the “2016 Plan”) [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Vested period	4 years